COMBINED STATEMENTS OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash provided (required) by operating activities:
Net (loss) profit	€ 220.1	€ 153.2	€ (85.6)
Adjustments to reconcile net (loss) profit to cash provided (required) by operating activities
Depreciation and amortization	121.4	134.9	29.9
Corporate allocations	381.2	322.8	314.7
Employee benefit plan	9.7	13.1	9.9
Deferred income tax provision (benefit), net	30.8	(148.4)	23.6
Unrealized gain (loss) on derivative instruments and foreign exchange	(24.4)	9.0	24.3
Impairments	9.0	3.4	0.0
Income from equity affiliates, net of dividends received	0.1	0.1	(28.7)
Other	185.7	384.4	263.1
Changes in operating assets and liabilities, net of effects of acquisitions
Trade receivables, net and contract assets	(73.8)	91.7	(297.3)
Inventories, net	(4.0)	3.3	1.0
Accounts payable, trade	223.1	73.4	(794.4)
Contract liabilities	(4.2)	152.0	360.5
Income taxes payable (receivable), net	0.4	38.7	10.2
Trade receivable due from TechnipFMC	(102.0)	(47.6)	46.5
Other current other assets and liabilities, net	(133.3)	(262.2)	809.6
Change in Working Capital	(93.8)	49.3	136.1
Other noncurrent assets and liabilities, net	(3.0)	84.6	(180.2)
Cash provided by operating activities	836.8	1,006.4	507.1
Cash provided (required) by investing activities
Capital expenditures	(31.3)	(37.2)	(11.0)
Acquisition Costs of Consolidated Companies, net of Cash Acquired	0.0	0.0	9.4
Cash divested from deconsolidation	0.0	0.0	(12.1)
Proceeds from sale of assets	0.4	0.4	2.0
Other financial assets	(21.1)	0.0	0.0
Cash required by investing activities	(52.0)	(36.8)	(11.7)
Cash provided (required) by financing activities
Net increase (repayment) in short-term debt	6.5	0.0	0.0
Net decrease in commercial paper	(187.0)	(50.0)	(88.3)
Dividends paid	(0.5)	0.0	0.0
Settlements of mandatorily redeemable financial liability	(196.7)	(502.7)	(191.8)
Payments for the principal portion of lease liabilities	(105.3)	(117.3)
Net proceeds from (repayment of) loans from TechnipFMC	(56.5)	(37.8)	(15.2)
Net (distributions to)/ contributions from TechnipFMC	(775.9)	(412.9)	(697.2)
Cash provided (required) by financing activities:	(1,315.4)	(1,120.7)	(992.5)
Effect of changes in foreign exchange rates on cash and cash equivalents	156.7	45.1	108.0
(Decrease) Increase in cash and cash equivalents	(373.9)	(106.0)	(389.1)
Cash and cash equivalents, beginning of period	3,563.6	3,669.6	4,058.7
Cash and cash equivalents, end of period	3,189.7	3,563.6	3,669.6
Supplemental disclosures of cash flow information
Cash paid for interest	9.6	16.0	0.6
Cash paid for income taxes (net of refunds received)	€ 177.4	€ 214.4	€ 184.2